Lease Obligation Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
LEASE OBLIGATION PAYABLE

NOTE 12 – LEASE OBLIGATION PAYABLE

The Company entered into a lease in March 2017 for the rental of its printer for its secured plastic and credential card products business under an arrangement that is classified as a finance lease. The leased equipment is amortized on a straight-line basis over its lease term including the last payment (61 payments) which would transfer ownership to the Company. The cost basis of the lease equipment is $163,407 and the accumulated amortization as of June 30, 2021 is $139,297. The following is a schedule showing the future minimum lease payments under finance lease by year and the present value of the minimum lease payments as of June 30, 2021. The interest rate related to the lease obligation is 12% and the maturity date is March 31, 2022.

Year ending December 31
2021	$21,548
2022	10,774
Total minimum lease payments	32,372
Less: Amount representing interest	(1,559)
Present value of minimum lease payments	$30,763

NOTE 11 – LEASE OBLIGATION PAYABLE

The Company entered into a lease in March 2017 for the rental of its printer for its secured plastic and credential card products business under an arrangement that is classified as a capital lease. The leased equipment is amortized on a straight line basis over its lease term including the last payment (61 payments) which would transfer ownership to the Company. Total amortization related to the lease equipment as of December 31, 2020 is $123,225. The following is a schedule showing the future minimum lease payments under capital lease by year and the present value of the minimum lease payments as of December 31, 2020. The interest rate related to the lease obligation is 12% and the maturity date is March 31, 2022. Future cash payments related to this capital lease are as follow for the calendar years ending in 2021 and 2022.

2021	$43,096
2022	10,774
Total minimum lease payments	53,870
Less: Amount representing interest	(4,076)
Present value of minimum lease payments	$49,794